Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Restructuring Expense by Type
Restructuring, Staff related		€ (46)	€ 134	€ (45)	€ 134
of which [Abstract]
Termination Payments		(47)	134	(45)	132
Retention Acceleration		0	0	0	1
Social Security		0	0	0	1
Restructuring, Non Staff related	[1]	0	0	0	0
Total Net Restructuring Charges		€ (46)	€ 134	€ (45)	€ 134

[1]	Contract costs, mainly related to real estate